Derivatives - Narrative (Details)	1 Months Ended
	Oct. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2015 USD ($)
Derivative [Line Items]
Debt instrument, face amount					$ 8,074,490,000					$ 8,481,178,000
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount					518,700,000					460,600,000
Cash Flow Hedging | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount					74,000,000					100,800,000
Cash Flow Hedging | Interest Rate Swaps
Derivative [Line Items]
Notional amount | €				€ 200,000,000		€ 0					€ 0
Realized gains (losses)			$ (4,400,000)	€ (3,800,000)
Cash Flow Hedging | Treasury Lock
Derivative [Line Items]
Notional amount					$ 0				$ 200,000,000	0
Realized gains (losses)		$ 1,400,000	$ (1,100,000)
Fair Value Hedges | 6.250% Senior Secured Notes due February 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount												$ 625,000,000
Amount of debt hedged by the interest rate swap												$ 625,000,000
Fixed interest payments receivable (as a percent)					6.25%	6.25%						6.25%
Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Notional amount							$ 200,000,000
Cash received from swap counterparties upon settlement | €	€ 174,200,000
Minimum | Fair Value Hedges | 6.250% Senior Secured Notes due February 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)					6.95%	6.95%
Maximum | Fair Value Hedges | 6.250% Senior Secured Notes due February 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)					7.07%	7.07%
United States of America, Dollars | Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Fixed interest payments receivable (as a percent)							6.25%
Euro Member Countries, Euro | Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Fixed interest payments receivable (as a percent)							2.86%
Senior Notes
Derivative [Line Items]
Debt instrument, face amount					$ 5,928,832,000					$ 5,987,578,000
Senior Notes | 3.500% Senior Secured Notes due July 2024
Derivative [Line Items]
Debt instrument, face amount					$ 572,500,000	€ 500,000,000		€ 500,000,000
Stated interest rate (as a percent)					3.50%	3.50%		3.50%		3.50%	3.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Derivative [Line Items]
Debt instrument, face amount					$ 750,000,000				$ 750,000,000
Stated interest rate (as a percent)					6.25%	6.25%			6.25%	6.25%	6.25%
Senior Notes | 6.250% Senior Secured Notes due February 2022
Derivative [Line Items]
Debt instrument, face amount					$ 1,500,000,000					$ 1,500,000,000
Stated interest rate (as a percent)					6.25%	6.25%				6.25%	6.25%